Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2020
Other payables and accrued liabilities
Other payables and accrued liabilities

Note 14 – Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2020 and 2019 consisted of the following:

		December 31,
	Note	2020	2019
Accrued professional fees		$203	$180
Accrued staff costs and staff benefits		88	—
Rental deposits from tenants		192	215
Rental receipt in advance		3	8
Interest receipt in advance		3	6
Advances from other party	(i)	3	32
Advances from a director	(ii)	—	21
Advances from unrelated parties	(iii)	442	777
Others		7	16
		$941	$1,255

(i)

In December 2019, the Company received advance of $32 from a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 5.3% of the Company’s outstanding common stock as of December 31, 2019). The advances was unsecured, interest free and have no fixed terms of repayment.

(ii)	The advances from a director was unsecured, interest free and have no fixed terms of repayment.

(iii)  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.